UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     April 17, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $639,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           NOTE 2.500% 5/1  031652AX8    39523 35000000 PRN      DEFINED 01           35000000        0        0
CHARTER COMMUNICATIONS INC D   NOTE 5.875%11/1  16117MAE7    12540  9242000 PRN      DEFINED 01            9242000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      309    10000 SH       DEFINED 01              10000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    19272   550000 SH       DEFINED 01             550000        0        0
COMCAST CORP NEW               CL A             20030N101     6488   250000 SH       DEFINED 01             250000        0        0
COMPUCREDIT CORP               COM              20478N100       10    29900 SH  CALL DEFINED 01                  0        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     8938 12500000 PRN      DEFINED 01           12500000        0        0
EMCORE CORP                    NOTE 5.000% 5/1  290846AC8    21006 21000000 PRN      DEFINED 01           21000000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    10505   550000 SH  CALL DEFINED 01                  0        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717   121830  5350000 SH       DEFINED 01            5350000        0        0
GREY WOLF INC                  FRNT 4/0         397888AF5    14318 11500000 PRN      DEFINED 01           11500000        0        0
GRUBB&ELLIS RLTY ADVISORS IN   *W EXP 02/27/201 400096111      410  1000000 SH       DEFINED 01            1000000        0        0
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103     2276   400000 SH       DEFINED 01             400000        0        0
HEALTH MGMT ASSOC INC NEW      NOTE 4.375% 8/0  421933AF9    42960 40000000 PRN      DEFINED 01           40000000        0        0
HRPT PPTYS TR                  COM SH BEN INT   40426W101      243    19778 SH       DEFINED 01              19778        0        0
INCYTE CORP                    NOTE 3.500% 2/1  45337CAE2     6584  7500000 PRN      DEFINED 01            7500000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7     5188  5000000 PRN      DEFINED 01            5000000        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     1012    82200 SH       DEFINED 01              82200        0        0
ISHARES TR                     RUSSELL 2000     464287655     2325   500000 SH  PUT  DEFINED 01             500000        0        0
ISOLAGEN INC                   NOTE 3.500%11/0  46488NAB9     1632  2000000 PRN      DEFINED 01            2000000        0        0
IVAX CORP                      NOTE 4.500% 5/1  465823AG7    93101 92350000 PRN      DEFINED 01           92350000        0        0
JAZZ TECHNOLOGIES INC          COM              47214E102      297    69000 SH       DEFINED 01              69000        0        0
LEXINGTON REALTY TRUST         PFD CONV SER C   529043309    16580   350000 SH       DEFINED 01             350000        0        0
MICROSOFT CORP                 COM              594918104       25  1000000 SH  CALL DEFINED 01                  0        0        0
NORTH AMERN INS LEADERS INC    *W EXP 03/21/201 65687M112      182   357400 SH       DEFINED 01             357400        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2    32816 37500000 PRN      DEFINED 01           37500000        0        0
OMNICOM GROUP INC              COM              681919106    29311   286300 SH       DEFINED 01             286300        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAB1     3286  4500000 PRN      DEFINED 01            4500000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1  74369LAF0     5490  5000000 PRN      DEFINED 01            5000000        0        0
SIX FLAGS INC                  COM              83001P109     1172   195000 SH       DEFINED 01             195000        0        0
SOVEREIGN BANCORP INC          COM              845905108     2380   850000 SH  CALL DEFINED 01                  0        0        0
SPRINT NEXTEL CORP             COM FON          852061100      948    50000 SH       DEFINED 01              50000        0        0
SPRINT NEXTEL CORP             COM FON          852061100      600   300000 SH  PUT  DEFINED 01             300000        0        0
TIME WARNER CABLE INC          CL A             88732J108     5621   150000 SH       DEFINED 01             150000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6    11584 10500000 PRN      DEFINED 01           10500000        0        0
UAL CORP                       COM NEW          902549807      488   250000 SH  CALL DEFINED 01                  0        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9    15013 15000000 PRN      DEFINED 01           15000000        0        0
VERTEX PHARMACEUTICALS INC     NOTE 5.000% 9/1  92532FAD2    14446 14482000 PRN      DEFINED 01           14482000        0        0
VISHAY INTERTECHNOLOGY INC     NOTE 3.625% 8/0  928298AF5    17095 17000000 PRN      DEFINED 01           17000000        0        0
WEBMD CORP                     NOTE 1.750% 6/1  94769MAE5    47003 43000000 PRN      DEFINED 01           43000000        0        0
XM SATELLITE RADIO HLDGS INC   NOTE 1.750%12/0  983759AC5    24646 28625000 PRN      DEFINED 01           28625000        0        0